Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital expenditure commitments
(a) Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Other Commitments	Total
2024	$79,984	$1,834	$481	$82,299
2025	50,657	1,544	—	52,201
2026	58,844	1,930	—	60,774
2027	27,098	725	—	27,823
Total	$216,583	$6,033	$481	$223,097